NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of Accounts receivable, net

Accounts receivable consist of the following:

	Sept 30 2017	Dec 31 2016

Accounts receivable related parties	1,154,089	482,900
Less: Allowance for doubtful accounts	(57,705)	(24,145)
Accounts receivable, net	$1,096,384	$458,755